Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 23,704	$ 26,865
Restricted cash	2,789	2,647
Short-term investments	21,643	20,985
Accounts receivable, net	75,338	75,605
Prepaid expenses and other current assets, net	96,572	70,171
Total current assets	220,046	196,273
Non-current assets
Long-term investment	281	274
Property, software and equipment, net	24,768	27,664
Deferred tax assets, net	11,355	10,453
Other non-current assets, net	17,289	11,458
Operating right-of-use assets	237	606
Total non-current assets	53,930	50,455
TOTAL ASSETS	273,976	246,728
Current liabilities
Short-term loans	87,540	83,597
Accounts payable	65,977	56,812
Deferred revenue	2,285	2,421
Tax payable	2,195	1,361
Accrued expenses and other current liabilities	7,609	5,792
Operating lease liabilities, current	137	544
Total current liabilities	172,414	156,765
Non-current liabilities
Operating lease liabilities, non-current	32	21
Warrant liabilities	947	947
Total non-current liabilities	12,792	23,729
Total liabilities	185,206	180,494
Commitments and contingencies (Note 17)
Shareholders’ equity
Additional paid in capital	233,369	208,701
Accumulated deficit	(202,872)	(195,387)
Accumulated other comprehensive loss	(1,376)	(1,432)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	29,132	11,892
Non-controlling interests	59,638	54,342
Total shareholders’ equity	88,770	66,234
TOTAL LIABILITIES AND SHARESHOLDERS’ EQUITY	273,976	246,728
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	6	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	5
Related Party
Current liabilities
Amount due to related parties, current	6,671	6,238
Non-current liabilities
Amount due to a related party, non-current	$ 11,813	$ 22,761